Financial instruments and commitments (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Schedule of contractual maturities of financial liabilities and purchase commitments
The following are the contractual maturities of financial liabilities and purchase commitments, including estimated interest payments, as at December 31, 2022:

	Contractual cash flows
	Carrying amount	Total	Less than 1 year	1 to 5 years	More than 5 years
	$	$	$	$	$
Trade and other payables (excluding sales tax)	117,526	117,526	117,526	—	—
Due to merchants	823,666	823,666	823,666	—	—
Credit facilities	498,199	595,425	38,182	557,243	—
Lease liabilities	12,555	14,133	4,109	7,743	2,281
Other liabilities (a)	6,658	5,731	3,851	1,880	—
Contractual commitments	—	—	—	—	—
	1,458,604	1,556,481	987,334	566,866	2,281
Segregated funds	(823,666)	(823,666)	(823,666)	—	—
	634,938	732,815	163,668	566,866	2,281
(a) Other liabilities includes deferred revenue which will not require contractual cash flows.

Schedule of foreign exchange currency exposures and effects on equity and net income
The following table provides an indication of the Company’s significant foreign exchange currency exposures as stated in US dollars at the following dates:

	CAD	EUR	GBP	ILS	Other	Total
	$	$	$	$	$	$
December 31, 2022
Cash	1,735	43,691	6,267	1,482	18,313	71,488
Trade and other receivables	16,035	3,759	1,659	804	10,270	32,527
Trade and other payables	(18,560)	(27,141)	(2,973)	(12,529)	(18,323)	(79,526)
Lease liabilities	—	(1,589)	(941)	(2,389)	(1,803)	(6,722)
Net financial position exposure	(790)	18,720	4,012	(12,632)	8,457	17,767

December 31, 2021
Net financial position exposure	(8,398)	17,359	8,752	(14,356)	3,948	7,305
A 10% strengthening of the above currencies against the US dollar would have affected the measurement of financial instruments denominated in these currencies and affected equity and net income by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant and ignores any impact of forecast sales and purchases.

	CAD	EUR	GBP	ILS	Other	Total
	$	$	$	$	$	$
2022
Increase (decrease) on equity and net income	(79)	1,872	401	(1,263)	846	1,777

2021
Increase (decrease) on equity and net loss	(840)	1,736	875	(1,435)	395	731

Schedule of exposure to interest rate risk	The Company’s exposure to interest rate risk as at December 31, 2022 and 2021 is as follows:

Cash and cash equivalents	Variable interest rate
Advances to third parties	Note 7
Processor deposits	Variable interest rate
Loans and borrowings	Note 12
Other liabilities	Note 11